RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Advanced amount by related party		$ 42,000
Repaid advanced amount		242,196
Founder and Executive Chairman [Member]
Related Party Transaction [Line Items]
Advanced amount by related party	0	42,000
Repaid advanced amount	0	242,196
Founder and Executive Chairman [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 0	$ 0